Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule Of Components Of Consolidated Statements Of Income And Equity
The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2018	2017	2016
Consolidated Statements of Income:
Income tax expense/(benefit)	$157,602	$131,892	$106,810
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Net unrealized gains/(losses) on pension and other postretirement plans	(177)	(832)	(7,172)
Net unrealized gains/(losses) on securities available-for-sale	(16,054)	(2,955)	(12,810)
Net unrealized gains/(losses) on cash flow hedges	(1,360)	(3,163)	(780)
Share based compensation	—	—	(1,613)
Total	$140,011	$124,942	$84,435

Schedule Of Components Of Income Tax Expense/(Benefit)
The components of income tax expense/(benefit) for the years ended December 31, were as follows:

(Dollars in thousands)	2018	2017	2016
Current:
Federal	$44,088	$10,012	$25,234
State	9,957	879	1,803
Foreign	—	—	169
Deferred:
Federal	81,852	114,059	67,109
State	21,705	6,942	12,495
Total	$157,602	$131,892	$106,810

Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Statutory Federal Income Tax Rate To Income/(Loss) From Continuing Operations Before Income Taxes
A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 21 percent for 2018 and 35 percent for 2017 and 2016, respectively, to the total income tax expense follows:

(Dollars in thousands)	2018	2017	2016
Federal income tax rate	21%	35%	35%
Tax computed at statutory rate	$149,963	$108,105	$120,862
Increase/(decrease) resulting from:
State income taxes, net of federal income tax benefit	24,553	4,753	9,918
Bank-owned life insurance (“BOLI”)	(3,626)	(8,401)	(5,661)
401(k) – employee stock ownership plan (“ESOP”)	(653)	(904)	(824)
Tax-exempt interest	(6,538)	(7,890)	(7,098)
Non-deductible expenses	8,301	7,558	1,079
LIHTC credits and benefits, net of amortization	(7,178)	(5,327)	(6,165)
Other tax credits	(2,825)	(2,480)	(3,886)
Change in valuation allowance – DTA	(73)	(40,473)	(116)
Other changes in unrecognized tax benefits	6,143	46	616
Effect of Tax Act	(6,746)	82,027	—
Other	(3,719)	(5,122)	(1,915)
Total	$157,602	$131,892	$106,810

Net DTA Balances Related To Income Tax Carryforwards
As of December 31, 2018, FHN had net deferred tax asset balances related to federal and state income tax carryforwards of $49.8 million and $7.2 million, respectively, which will expire at various dates as follows:

(Dollars in thousands)	Expiration Dates	Net Deferred Tax Asset Balance
Losses-federal	2028-2033	$49,821
Net operating losses-states	2019-2023	166
Net operating losses-states	2024-2035	7,059

Schedule Of Deferred Tax Assets And Liabilities
Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2018 and 2017 were as follows:

(Dollars in thousands)	2018	2017
Deferred tax assets:
Loss reserves	$65,015	$91,390
Employee benefits	64,843	50,404
Equity investments	—	28,547
Accrued expenses	15,763	16,052
Credit carryforwards	—	64,835
Federal loss carryforwards	49,821	62,010
State loss carryforwards	7,225	19,801
Investment in debt securities (ASC 320) (a)	24,863	8,811
Other	27,168	11,512
Gross deferred tax assets	254,698	353,362
Valuation allowance	(74)	(147)
Deferred tax assets after valuation allowance	$254,624	$353,215
Deferred tax liabilities:
Depreciation and amortization	51,519	$43,040
Equity investments	7,705	—
Other intangible assets	57,632	55,923
Prepaid expenses	9,218	9,255
Real estate investment trust income	—	22,576
Other	683	602
Gross deferred tax liabilities	126,757	131,396
Net deferred tax assets	$127,867	$221,819
(a) Tax effects of unrealized gains and losses are tracked on a security-by-security basis.

Schedule Of Rollforward Of Unrecognized Tax Benefits
The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2016	$4,244
Increases related to prior year tax positions	33
Increases related to current year tax positions	174
Lapse of statutes	(180)
Balance at December 31, 2017	$4,271
Increases related to prior year tax positions	16,695
Increases related to current year tax positions	1,576
Settlements	(2,080)
Lapse of statutes	(278)
Balance at December 31, 2018	$20,184